SHARE CAPITAL - Narrative - Issued Share Capital (Details) $ / shares in Units, $ / shares in Units, $ in Thousands								12 Months Ended
	Mar. 19, 2024 CAD ($) shares	Mar. 19, 2024 USD ($) $ / shares shares	Nov. 14, 2023 CAD ($) $ / shares shares	Nov. 14, 2023 USD ($) $ / shares shares	Aug. 04, 2023 CAD ($) $ / shares shares	Aug. 04, 2023 USD ($) $ / shares shares	May 30, 2023 CAD ($) shares	Mar. 31, 2025 CAD ($) shares $ / shares	Mar. 31, 2025 USD ($) shares $ / shares	Mar. 31, 2024 CAD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Feb. 10, 2025 CAD ($)	Nov. 14, 2023 $ / shares shares	Aug. 23, 2023 CAD ($)	Aug. 04, 2023 $ / shares shares	Mar. 31, 2023 shares
Disclosure of classes of share capital [line items]
Number of common shares held in escrow (in shares)								23,364	23,364	415,985	415,985
Common stock shares, authorized value | $												$ 100,000		$ 35,000
Payments for share issue costs | $								$ 941,000		$ 832,000
Percentage of outstanding common shares							0.0999
Professional and consulting fees | $								$ 4,156,000		4,918,000
Common shares exchange rate								0.26316	0.26316
LPC Purchase Agreement
Disclosure of classes of share capital [line items]
Common stock shares, authorized value | $							$ 30,000,000							$ 30,000,000
Proceeds from issue of ordinary shares										$ 476,000	$ 351
Purchase period, term							36 months
August 2023 compensation common share warrant
Disclosure of classes of share capital [line items]
Share price (in CAD/USD per share) | $ / shares						$ 12.92
Payments for share issue costs					$ 506,000	$ 379
Number of shares acquired upon exercise of warrant (in shares)					1										1
Exercise price of other equity instruments (in CAD/USD per share) | (per share)					$ 21.85										$ 15.2
Period to exercise warrant					60 months	60 months
Professional and consulting fees					$ 622,000	$ 465
Number of common shares (in shares)					1										1
Number of common share purchase warrants (in shares)					1										1
November 2023 compensation common share warrant
Disclosure of classes of share capital [line items]
Share price (in CAD/USD per share) | $ / shares				$ 17.48
Payments for share issue costs					$ 2,096,000	1,530
Number of shares acquired upon exercise of warrant (in shares)			1										1
Exercise price of other equity instruments (in CAD/USD per share) | (per share)			$ 27.86										$ 19.38
Professional and consulting fees					$ 339,000	$ 247
Number of common shares (in shares)			1										1
Number of common share purchase warrants (in shares)			1										1
March 2024 private placement
Disclosure of classes of share capital [line items]
Payments for share issue costs	$ 11,726,000	$ 8,665
Professional and consulting fees | $	$ 504,000
Common shares
Disclosure of classes of share capital [line items]
At-the-market offering - net of share issuance costs (in shares)	9,179,927	9,179,927			638,545	638,545	66,812			898,434	898,434
Share price (in CAD/USD per share) | (per share)						$ 12.92		$ 13.62	$ 9.52	$ 17.29	$ 12.82
Proceeds from issue of ordinary shares					$ 11,018,000	$ 8,250		$ 21,924,000	$ 15,322	$ 15,532,000	$ 11,518
Common shares | LPC Purchase Agreement
Disclosure of classes of share capital [line items]
At-the-market offering - net of share issuance costs (in shares)										50,658	50,658
Share price (in CAD/USD per share) | (per share)										$ 12.3	$ 9.18
Proceeds from issue of ordinary shares										$ 623,000	$ 465
Common shares | November 2023 compensation common share warrant
Disclosure of classes of share capital [line items]
At-the-market offering - net of share issuance costs (in shares)			1,754,386	1,754,386
Share price (in CAD/USD per share) | $ / shares				$ 17.1
Proceeds from issue of ordinary shares			$ 41,107,000	$ 30,000
Common shares | March 2024 private placement
Disclosure of classes of share capital [line items]
Share price (in CAD/USD per share) | $ / shares		$ 16.34
Proceeds from issue of ordinary shares	$ 202,995,000	$ 150,000
Number of shares subject to resale restrictions (in shares)	415,985	415,985
Preferred shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)								0	0	0	0
Class B Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)								36,084.7	36,084.7	36,084.7	36,084.7					530,542.1
Number of shares issued upon conversion of convertible instruments (in shares)								9,496	9,496
Class B shares converted (in shares)								0	0
Shares issued on Adelia milestones (in shares)								0	0
Share capital
Disclosure of classes of share capital [line items]
At-the-market offering - net of share issuance costs (in shares)								1,609,298	1,609,298	898,434	898,434
Adjustment for fractional shares upon share consolidation (in shares) | $								$ 2
Number of shares outstanding (in shares)								21,610,704	21,610,704	20,001,404	20,001,404					5,279,846